Document And Entity Information	12 Months Ended
Dec. 31, 2011
Entity Registrant Name	Ascend Acquisition Corp.
Entity Central Index Key	0001350773
Entity Filer Category	Smaller Reporting Company
Document Type	S-1
Amendment Flag	false
Document Period End Date	Dec. 31, 2011